Document And Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Oct. 23, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	American Sierra Gold Corp.
Document Type	S-4
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding		6,391,740
Entity Public Float		$ 958,761
Amendment Flag	false
Entity Central Index Key	0001415432
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
Current assets:
Cash	$ 259	$ 10,856
Prepaid expenses	0	2,500
Total current assets	259	13,356
Other Assets
Mining Claims	0	0
Website software	0	10,573
Total Other Assets	0	10,573
Total assets	259	23,929
Current liabilities:
Accounts payable and accrued expense	11,484	7,895
Related party loans	3,771	0
Note payable	35,000	0
Convertible Notes Payable	9,250	0
Total current liabilities	59,505	7,895
Long-term liabilities:
Convertible Notes Payable	0	45,000
Total long-term liabilities	0	45,000
Total liabilities	59,505	52,895
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, 133,333,334 authorized, 68,201,843 and 6,391,730 shares issued and outstanding	6,392	68,201
Capital in excess of par value	5,194,550	5,034,241
Stock subscription payable	0	50,000
Deficit accumulated during the development stage	(5,260,188)	(5,181,408)
Total stockholders' equity	(59,246)	(28,966)
Total liabilities and stockholders' deficit	$ 259	$ 23,929

BALANCE SHEETS (Parentheticals) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2007
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	133,333,334	133,333,334
Common stock, shares issued	6,391,730	68,201,843
Common stock, shares outstanding	6,391,730	68,201,843

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Gross Profit	0	0	0
General and administrative expenses:
Exploration costs	0	0	4,880
Consulting	3,344	82,827	223,671
Insurance		11,414	29,802
Investor relations	5,640	3,103	114,649
Legal fees	16,866	67,118	290,668
Tax and license	1,923	1,272	11,938
Bank charges	272	357	2,106
Accounting	22,904	18,949	92,117
Other office and miscellaneous	9,256	11,660	51,423
Total operating expenses	60,205	196,700	821,254
(Loss) from operations	(60,205)	(196,700)	(821,254)
Other income (expense):
Interest income	0	0	0
Forgiveness of debt	0	478,300	478,300
Loss on write-off of mineral properties	0	0	(4,851,271)
Loss on write-off of website softwarecosts	(10,573)	0	(12,840)
Investment losses	0	0	(21,269)
Interest (expense)	(8,002)	(6,028)	(31,854)
Income/(Loss) before taxes	(78,780)	275,572	(5,260,188)
Provision/(credit) for taxes on income	0	0	0
Net Income/(loss)	$ (78,780)	$ 275,572	$ (5,260,188)
Basic earnings/(loss) per common share (in Dollars per share)	$ (0.01)	$ 0
Weighted average number of shares outstanding (in Shares)	6,391,730	68,201,843

STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] September 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] November 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] December 2009 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] December 2009 Private Placement Offering [Member] USD ($)	Common Stock [Member] March 2010 Trinity Alps Joint Venture [Member] USD ($)	Common Stock [Member] May 2010 Private Placement Offering [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] September 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] November 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] December 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] December 2009 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] March 2010 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid-in Capital [Member] May 2010 Private Placement Offering [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid in Capital - Warrants [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] November 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] October 2009 Trinity Alps Joint Venture [Member] USD ($)	Additional Paid in Capital - Warrants [Member] December 2009 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] May 2010 Private Placement Offering [Member] USD ($)	Additional Paid in Capital - Warrants [Member] USD ($)	Subscriptions Received [Member] Subscription Recieved Adjustment 1 [Member] USD ($)	Subscriptions Received [Member] Subscription Recieved Adjustment 2 [Member] USD ($)	Subscriptions Received [Member] September 1, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Subscriptions Received [Member] November 16, 2009 [Member] July 2009 Private Placement Offering [Member] USD ($)	Subscriptions Received [Member] USD ($)	Retained Earnings [Member] USD ($)	Subscription Recieved Adjustment 1 [Member] USD ($)	Subscription Recieved Adjustment 2 [Member] USD ($)	September 1, 2009 [Member] July 2009 Private Placement Offering [Member]	November 16, 2009 [Member] July 2009 Private Placement Offering [Member]	July 2009 Private Placement Offering [Member] USD ($)	September 2009 Private Placement Offering [Member] USD ($)	November 2009 Private Placement Offering [Member] USD ($)	October 2009 Trinity Alps Joint Venture [Member] USD ($)	December 2009 Trinity Alps Joint Venture [Member] USD ($)	December 2009 Private Placement Offering [Member] USD ($)	March 2010 Trinity Alps Joint Venture [Member] USD ($)	May 2010 Private Placement Offering [Member] USD ($)	Total USD ($)
Balance at Jul. 31, 2006
Common stock issued for cash										$ 52,000										$ (39,000)																									$ 13,000
Common stock issued for cash (in Shares)										52,000,000
Common stock issued in pivate placement offering										30,400										7,600																									38,000
Common stock issued in pivate placement offering (in Shares)										30,400,000
Net (loss) for the period																																(16,176)													(16,176)
Balance at Jul. 31, 2007										82,400										(31,400)												(16,176)													34,824
Balance (in Shares) at Jul. 31, 2007										82,400,000
Net (loss) for the period																																(51,974)													(51,974)
Balance at Jul. 31, 2008										82,400										(31,400)												(68,150)													(17,150)
Balance (in Shares) at Jul. 31, 2008										82,400,000
Common stock issued for subscribed shares (in Shares)																																			100,000	83,334
Common stock issued in pivate placement offering																																					137,500
Common stock issued in pivate placement offering (in Shares)																																					183,334
Common stock subscribed																															137,469														137,469
Net (loss) for the period																																(42,980)													(42,980)
Balance at Jul. 31, 2009										82,400										(31,400)											137,469	(111,130)													77,339
Balance (in Shares) at Jul. 31, 2009										82,400,000
Common stock cancelled										(19,000)										19,000
Common stock cancelled (in Shares)										(19,000,000)																																			19,000,000
Adjustment for common stock subscribed																											31	50,000					31	50,000
Common stock issued for subscribed shares	100	83									74,900	6,266									56,151								(75,000)	(62,500)
Common stock issued for subscribed shares (in Shares)	100,000	83,334
Common stock issued in pivate placement offering			250	348			820		800				99,750	32,358			51,891		92,704			267,294		447,289	106,496													100,000	300,000			500,000		200,000
Common stock issued in pivate placement offering (in Shares)			250,000	348,837			819,672		800,000																													250,000	348,837			819,672		800,000
Common stock issued for joint venture					2,000	300		100							1,658,000	248,700		49,900					1,854,942																	3,514,942	249,000		50,000
Common stock issued for joint venture (in Shares)					2,000,000	300,000		100,000																																2,000,000	300,000		100,000
Net (loss) for the period																																(5,345,850)													(5,345,850)
Balance at Jul. 31, 2010										68,201										2,302,069						2,732,172					50,000	(5,456,980)													(304,538)
Balance (in Shares) at Jul. 31, 2010										68,201,843
Net (loss) for the period																																275,572													275,572
Balance at Jul. 31, 2011										68,201										2,302,069						2,732,172					50,000	(5,181,408)													(28,966)
Balance (in Shares) at Jul. 31, 2011										68,201,843																																			68,201,843
Common stock issued for cash										23,052										25,448																									48,500
Common stock issued for cash (in Shares)										23,051,783																																			23,051,783
Reverse stock split of 1:15										(84,861)										2,867,033						(2,732,172)					(50,000)
Reverse stock split of 1:15 (in Shares)										(84,861,896)
Net (loss) for the period																																(78,780)													(78,780)
Balance at Jul. 31, 2012										$ 6,392										$ 5,194,550												$ (5,260,188)													$ (59,246)
Balance (in Shares) at Jul. 31, 2012										6,391,730																																			6,391,730

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (78,780)	$ 275,572	$ (5,260,188)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Amortization	0	0	0
Loss on write off of mineral property	0	0	4,851,271
Loss on write off of website	10,573	0	15,673
Loss on joint venture	0	0	21,269
Forgiveness of debt	0	(315,801)	0
Change in current assets and liabilities:
Prepaids	2,500	27,329
Deposits	0	0	0
Accounts payable and accrued expenses	3,589	(36,570)	11,484
Net cash flows from operating activities	(62,118)	(49,470)	(360,491)
Cash flows from investing activities:
Website development	0	0	(15,673)
Purchase of Mining Rights	0	0	(1,058,598)
Net cash flows from investing activities	0	0	(1,074,271)
Cash flows from financing activities:
Proceeds from sale of common stock	48,500	0	1,337,000
Stock subscription payable	0	0	50,000
Payments to related party	3,771	0	3,771
Proceeds/(Payment) of notes payable	35,000	45,000	80,000
Convertible note debentures	(35,750)	0	(35,750)
Net cash flows from financing activities	51,521	45,000	1,435,021
Net cash flows	(10,597)	(4,470)	259
Cash and equivalents, beginning of period	10,856	15,326	0
Cash and equivalents, end of period	259	10,856	259
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	0	(4,538)	31,854
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Shares issued to settle convertible debenture	$ 48,500	$ 0	$ 48,500

Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Significant Accounting Policies [Text Block]
Note 1 - Summary of Significant Accounting Policies

General Organization and Business

American Sierra Gold Corp. (“American Sierra” or the “Company”) is a Nevada corporation in the exploration stage. The Company was incorporated under the laws of the State of Nevada on January 30, 2007. The original business plan of the Company was to engage in the marketing and sale of Ukrainian classical music. Effective May 19, 2009, the Company changed its name from C.E. Entertainment, Inc. to American Sierra Gold Corp. by way of a merger with its wholly owned subsidiary American Sierra Gold Corp., which was formed solely for the purpose of a change in name. In addition, the Company changed its focus to a business plan involving the acquisition, exploration, development, mining, and production of precious metals, with emphasis on gold and silver.

The Company is considered to be in the exploration stage since it has not established the existence of a commercially minable deposit and therefore has not reached the development stage.

In November 2010, the Company acquired a 100% undivided interest in six mineral claims in the Adams Ridge area of British Columbia, Canada (“Adams Ridge Claims”) totaling approximately 2,479 hectares. The Adams Ridge Claims are held in trust for the Company by Carl Von Einsiedel, trustee of the BC Land Trust, as required by the B.C. Mineral Tenure Act. The claims have been registered with the Government of British Columbia. The Company’s plan of operation is to conduct mineral exploration activities on the Adams Ridge Claims in order to assess whether the sites possess mineral deposits of gold or other precious metals in commercial quantities, capable of commercial extraction. The Company has ceased exploration activities due to budgetary constraints and, therefore, has not established whether there are mineral reserves at the Adams Ridge Claims sites, nor can there be any assurance that the Company will be able to commence exploration activities.

In February 2007, the Company commenced a capital formation activity through a Private Placement Offering (“PPO”), exempt from registration under the Securities Act of 1933, to raise up to $38,000 through the issuance 30,400,000 shares of its common stock (post forward stock split), par value $0.001 per share, at an offering price of $0.00125 per share. As of March 31, 2007, the Company closed the PPO and received proceeds of $38,000. The Company also commenced an activity to effect a Registration Statement on Form SB-2 with the Securities and Exchange Commission to register 30,400,000 shares of its outstanding shares of common stock (post forward stock split) on behalf of selling stockholders. The Registration Statement on Form SB-2 was filed with the SEC on November 7, 2007, and declared effective on November 20, 2007. The Company will not receive any of the proceeds of this registration activity once the shares of common stock are sold.

Basis of presentation

Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2011 amounts have been made to conform to current presentations.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment

The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from five to thirty-nine years.

Fair value of financial instruments and derivative financial instruments

We have adopted Accounting Standards Codification regarding Disclosure About Derivative Financial Instruments and Fair Value of Financial Instruments. The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not. Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Internal Website Development Costs

Under FASB ASC350-50, Website Development Costs , costs and expenses incurred during the planning and operating stages of the Company's website are expensed as incurred. Under ASC 350-50, costs incurred in the website application and infrastructure development stages are capitalized by the Company and amortized to expense over the website's estimated useful life or period of benefit. As of July 31, 2010, and 2009, the Company capitalized $10,573 related to its internal-use website development related to a new website as work in process. During 2009, the old website development costs and related accumulated amortization were written-off to expense resulting in a loss on disposal in the amount of $2,267.

Mineral Properties

The Company is engaged in the business of acquiring and exploring properties that may contain precious metals, with an emphasis on gold and silver. If precious metals are found, the Company’s intention is to develop, mine and produce the precious metals. Mineral claim and other property acquisition costs are capitalized as incurred. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations.

Mineral exploration costs are expensed as incurred, and when it becomes apparent that a mineral property can be economically developed as a result of establishing proven or probable reserve, the exploration costs, along with mine development cost, are capitalized. The costs of acquiring mineral claims, capitalized exploration costs, and mine development costs are recognized for depletion and amortization purposes under the units-of-production method over the estimated life of the probable and proven reserves. If mineral properties, exploration, or mine development activities are subsequently abandoned or impaired, any capitalized costs are charged to operations in the current period.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets and the related estimated remaining lives at each balance sheet date. The Company records an impairment or change in useful life whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed.

At the beginning of November 2010, the Company abandoned the Urique Project in Mexico and the Discovery Day Gold Project in California. Subsequent to the fiscal year ended July 31, 2010, the Company also abandoned its mineral property interests and Joint Venture project with Trinity Alps Resources, Inc.

Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Deferred Acquisition Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Common Stock Registration Expenses

The Company considers incremental costs and expenses related to the registration of equity securities with the SEC, whether by contractual arrangement as of a certain date or by demand, to be unrelated to original issuance transactions. As such, subsequent registration costs and expenses are reflected in the accompanying financial statements as general and administrative expenses, and are expensed as incurred.

Note 2 - Uncertainty, going concern:	12 Months Ended
Jul. 31, 2012
Liquidity Disclosure [Policy Text Block]
Note 2 - Uncertainty, going concern:

At July 31, 2012, the Company was engaged in a business and had suffered losses from exploration stage activities to date. In addition, the Company has minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance that these activities will be successful. Accordingly, the Company must rely on its current officer to perform essential functions without compensation unless and until the business generates revenue. No amounts have been recorded in the accompanying financial statements for the value of the officer’s services, as it is not considered material. These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 3 - Related Party Loans	12 Months Ended
Jul. 31, 2012
Other Liabilities Disclosure [Text Block]
Note 3 - Related Party Loans

As of July 31, 2011, a loan from an individual who is a former Director, officer, and stockholder of the Company amounted to $27,301 (July 31, 2009 - $27,301). The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no terms for repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2011, the Company owed to the former officers amounted to $62,500. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2011, loans from the Company’s former officer amounted to $48,499 (July 31, 2010 - $106,000). The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

As of July 31, 2012, The Company received a loan from an officer in the amount of $3,771. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of prepayment.

Note 4 - Loans Payable	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Text Block]
Note 4 - Loans Payable

On February 11, 2009, the Company borrowed $75,000 from a third party for working capital purposes. The loan is unsecured, bears interest at 8 percent per annum, and was due on February 11, 2010. The loan term has not been extended and is due on demand. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On April 3, 2009, the Company borrowed $125,000 from a third party under a promissory note. The loan is unsecured, bears interest at 10 percent per annum, and was due and payable on April 3, 2010. On July 20, 2009, the Company made a principal payment of $40,000 on this loan. On October 2, 2009, the Company made a principal payment of $25,000 on this loan. On November 9, 2009, the Company made a principal payment of $15,000 on this loan. The loan term has not been extended and is now due on demand. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On September 30, 2010, the Company received a loan in the amount of $110,000. The terms of this loan are in negotiations and thus there are no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On October 12, 2010, the Company received a loan in the amount of $110,000. The terms of this loan are in negotiations and thus there are no specific terms of repayment. In May 2011, this note was forgiven. The Company recognized the forgiveness as other income.

On March 12, 2012, the Company received a loan in the amount of $10,000. The loan is callable at any time and carries an effective rate of 6%.

During May and June of 2012, the Company received a loan in the amount of $25,000. The loan is callable at any time and is unsecured, non-interest bearing, and has no specific terms of prepayment. The balance of these notes payable at July 31, 2012 was $35,000.

Note 5 - Convertible Debenture	12 Months Ended
Jul. 31, 2012
Short-term Debt [Text Block]
Note 5 - Convertible Debenture

On May 18, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc., a Delaware corporation. In connection therewith, the Company issued a convertible promissory note to Asher Enterprises, Inc. in exchange for principal funds in the amount of $45,000.

The maturity date of the promissory note is February 23, 2012, whereupon all principal and interest outstanding shall be due. The holder of the note has the right to convert principal and interest outstanding into shares of common stock of the Company. The Company has agreed to use the proceeds for general working capital purposes. This offering and sale of securities was exempt from registration under Section 4(2) of the Securities Act of 1933, as amended.

During the period between November 2011 and April 2012, Asher Enterprises, Inc. converted $35,750 of the convertible note payable into 23,051,783 shares of common stock. The current balance of this convertible note payable as of July 31, 2012 was $500. This note was fully paid off in September 2012.

On December 12, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc., a Delaware corporation. In connection therewith, the Company issued a convertible promissory note to Asher Enterprises, Inc. in exchange for principal funds in the amount of $8,750. The maturity date of the promissory note is September 14, 2012, whereupon all principal and interest outstanding shall be due. The holder of the note has the right to convert principal and interest outstanding into shares of common stock of the Company. The Company has agreed to use the proceeds for general working capital purposes. This offering and sale of securities was exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. The balance of this convertible note payable as of July 31, 2012 was $8,750. This note was fully paid off in September 2012.

Note 6 - Common Stock	12 Months Ended
Jul. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 6 - Common Stock

On January 30, 2007, the Company issued 52,000,000 shares of common stock (post forward stock split) valued at a price of $0.00025 per share to Directors and officers for cash proceeds of $13,000 (See Note 9).

In February 2007, the Company commenced a capital formation activity through a private placement offering, exempt from registration under Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), to raise up to $38,000 through the issuance 30,400,000 shares of its common stock (post forward stock split), par value $0.001 per share, at an offering price of $0.00125 per share. As of March 31, 2007, the Company fully subscribed the offering, and received gross proceeds of $38,000, whereupon it issued 30,400,000 shares of its common stock to 38 foreign, non-affiliated investors.

In addition, on November 7, 2007, the Company filed a Registration Statement on Form SB-2 under the Securities Act with the SEC to register 30,400,000 shares of its common stock (post forward stock split) on behalf of selling stockholders. The Registration Statement was declared effective by the SEC on November 20, 2007. The Company did not receive any proceeds from this registered sale of its common stock.

Effective May 19, 2009, the Company declared a 40:1 forward stock split of its authorized, issued, and outstanding common stock. As a result, the authorized capital of the Company was increased from 50,000,000 shares of common stock with a par value of $0.001 to 2,000,000,000 shares of common stock with a par value of $0.001, and correspondingly its issued and outstanding common stock increased from 2,060,000 shares to 82,400,000 shares. The accompanying financial statements and related notes thereto have been adjusted accordingly to reflect this forward stock split.

In July 2009, the Company commenced a private placement offering, exempt from registration under Regulation S of the Securities Act, to raise up to $137,500 through the offer and sale of up to 183,334 shares of its common stock (post forward stock split), par value $0.001 per share, at an offering price of $0.75 per share to two (2) non-U.S. individuals. Gross proceeds of $137,469 were received from these investors before July 31, 2009. As a result, on September 1, 2009, the Company issued 100,000 shares of common stock (post forward stock split) and, on November 16, 2009, the Company issued an additional 83,334 shares of common stock (post forward stock split) to the investors in connection with this offering.

In September 2009, the Company commenced a private placement offering, exempt from registration under Regulation S of the Securities Act, to raise up to $100,000 through the issuance 250,000 shares of its common stock  (post forward stock split), par value $0.001 per share, at an offering price of $0.40 per share.

On October 1, 2009, the Company issued 250,000 shares of common stock (post forward stock split) to investors in connection with this offering thereupon receiving $100,000 in gross proceeds.

In November 2009, the Company canceled 19,000,000 shares of common stock (post forward stock split) that were forfeited by Mr. Wayne Gruden, a former Director and officer of the Company, in connection with his departure.

On November 20, 2009, the Company closed a private placement offering whereupon it issued 348,837 units at a price of $0.86 per unit for gross proceeds of $300,000. This offer and sale of securities was exempt from registration under Regulation S of the Securities Act. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gives the holder thereof the option to purchase one share of common stock at a price of $1.51 over a period of two years from the date of the subscription agreement.

On December 11, 2009, the Company closed a private placement offering whereupon it issued 819,672 units at a price of $0.61 per unit for gross proceeds to the Company of $500,000. The offer and sale of securities under PPO #5 was exempt from registration under Regulation S of the Securities Act.. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gives the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $1.07 with a term of two years.

On October 19, 2009, as required per the Company’s joint venture agreement with Trinity Alps Property (“Trinity Alps Joint Venture”), the Company issued 2,000,000 restricted shares of common stock, par value $0.001 per share, and a warrant that gave the holder the option to purchasing up to an additional 2,000,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $1.25 per share over a period of five years. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act. This satisfied all equity issuances as required by the joint venture agreement. As of October 19, 2009, the 2,000,000 shares of common stock were valued at $1,660,000. The warrant to purchase 2,000,000 shares of the common stock of the Company were later forfeited by Trinity Alps Property in connection with the termination of the Trinity Alps Joint Venture and canceled by the Company.

On October 19, 2009, as required under the Company’s joint venture agreement with Trinity Alps Property (“Trinity Alps Joint Venture”), the Company issued 2,000,000 restricted shares of common stock, par value $0.001 per share, and a warrant that gave the holder the option of purchasing up to 2,000,000 shares of common stock, par value $0.001 per share, of the Company at an exercise price of $1.25 per share over a period of five years. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act. On the date of issuance, the 2,000,000 shares of common stock were valued at $1,660,000. The warrant to purchase 2,000,000 shares of the common stock of the Company was later forfeited by Trinity Alps Property in connection with the termination of the Trinity Alps Joint Venture and canceled.

On December 8, 2009, the Company issued an additional 300,000 shares of common stock (post forward stock split) to Trinity Alps Property in connection with the Trinity Alps Joint Venture. This transaction was valued at $249,000 on the date of issuance. This offering was exempt from registration under Section 4(2) of the Securities Act.

On March 22, 2010, the Company issued an additional 100,000 shares of common stock (post forward stock split) to Trinity Alps Property in connection with the Trinity Alps Joint Venture. The issuance of these securities was exempt from registration under Section 4(2) of the Securities Act.

On May 26, 2010, the Company closed a private placement offering whereupon it issued 800,000 units at a price of $0.25 per unit for gross proceeds of $200,000. The offer and sale of these securities was exempt from registration under Regulation S of the Securities Act. Each unit consisted of one share of common stock, par value $0.001 per share, and one warrant that gave the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $0.44 over a period of five years.

During the period ending July 31, 2012, the Company issued 23,051,783 for cash for $48,500.

On May 30, 2012, the Company affected a one (1) new for fifteen (15) old reverse stock split for the Company’s issued and outstanding shares of common stock. This resulted in the authorized shares to decrease from 2,000,000,000 to 133,333,334 common stock and the outstanding balance of shares decreased from 91,253,626 to 6,083,576, all with a par value of $0.001. The record date of the reverse split was May 22, 2012.

Warrants

As of July 31, 2012, the Company had warrants outstanding as follows:

Grant Date	Number	Exercise Price	Expiration Date
January 15, 2010	500,000	$1.25	January 15, 2015
May 25, 2010	800,000	$0.44	May 26, 2015
Total	1,300,000

Note 7 - Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Text Block]
Note 7 - Income Taxes

 The provision (benefit) for income taxes for the years ended July 31, 2012, and 2011, were as follows:

	Year Ended July 31,
	2012	2011
Current Tax Provision:
Federal -
Taxable income	$-	$-
Total current tax provision	$-	$-

Deferred Tax Provision:
Federal -
Loss carryforwards	$26,785	$68,928
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$-	$-

The Company had deferred income tax assets as of July 31, 2012, and 2011, as follows:

	July 31,
	2012	2011
Loss carryforwards	$914,260	887,475
Less Valuation allowance	(914,260)	(887,475)
Total net deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for the years ended July 31, 2012, and 2011, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of July 31, 2012, and 2011, the Company had approximately $5,260,188, and $5,181,408, respectively, in tax loss carryforwards that can be utilized in future periods to reduce taxable income, and will begin to expire in the year 2027.

Note 8 - Related Party Transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 8 - Related Party Transactions

As described in Note 4, in January 2007, the Company issued 52,000,000 shares of common stock (post forward stock split) to Directors and officers of the Company for cash proceeds of $13,000. As described in Note 3, on September 9, 2008, Mr. George Daschko resigned from the positions of President and Director. Mr. George Daschko also sold his interest in the Company of 24,000,000 shares of common stock (post forward stock split) to the newly appointed Director and officer of the Company.

As described in Note 4, as of July 31, 2010, the Company owed $27,301 (July 31, 2009 - $27,301) to an individual who is a former Director, officer, and stockholder of the Company.

As described in Note 4, as of July 31, 2010, the Company owed to the former officers amounted to $62,500. The loan was provided for working capital purposes, and is unsecured, non-interest bearing, and has no specific terms of repayment.

As described in Note 4, as of July 31, 2010, a loan for working capital purposes from an officer and stockholder of the Company amounted to $106,000. The loan is unsecured, non-interest bearing, and has no specific terms of repayment.

On September 29, 2009, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Mr. Johannes Petersen, whereby Mr. Petersen will serve as a Director and Chief Financial Officer of the Company. Pursuant to the terms of the Consulting Agreement, the Company will pay Mr. Petersen $5,000 per month, and grant to him 1,000,000 restricted shares of the Company’s common stock as compensation for providing services as a Director. On October 14, 2009, the Company’s Chief Executive Officer, Mr. Wayne Gruden, issued a private warrant to Mr. Johannes Petersen, providing him the right to acquire 1,000,000 shares of the Company’s common stock (the “Warrant Shares”) currently held by Mr. Gruden, for a three-year period. Such warrant is being provided to Mr. Petersen in connection with his Consulting Agreement described above. Simultaneously with issuing Mr. Petersen the warrant, on October 15, 2009, Mr. Gruden also agreed to return for cancellation 19,000,000 shares of the Company’s common stock currently held under his name. The cancellation of the 19,000,000 shares of common stock was effected subsequent to October 31, 2009. As of July 31, 2010, the Company owed Mr. Johannes Petersen $17,500 for his consulting services.

On November 3, 2009, the Company entered into a Consulting Agreement (the “Consulting Agreement #2”) with Mr. Wayne Gruden, whereby Mr. Gruden serves as a Director and President of the Company. Pursuant to the terms of the Consulting Agreement #2, the Company will pay Mr. Gruden $40,000 for Director Services from August 1, 2009 to November 30, 2009. Starting on December 1, 2009, the Company will pay $5,000 per month to Mr. Gruden. As of July 31, 2010, the Company owed Mr. Wayne Gruden $45,000 for his consulting services.

Note 9 - Commitments and Contingencies	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note 9 - Commitments and Contingencies

During 2009 and 2008, the Company had an operating lease commitment for office space with an unrelated party. The monthly lease rate was $214 plus miscellaneous fees. For the years ended July 31, 2009, and 2008, the Company recorded rent expense of $2,200, and $2,449, respectively. The Company terminated the operating lease commitment as part of the change in its business plan.

On October 1, 2009, the Company entered into an operating lease agreement for office space with an unrelated party. The quarterly lease rate is $319. Rent expense for the year ended July 31, 2010, was $1,317.

As of April 30, 2011, the Company made arrangements to use space currently occupied by Mr. Vandeberg. The Company pays $500 per month for use of this space as its corporate offices. The Company plans to remain in this space until it is no longer suitable for its operations or circumstances demand otherwise.

Note 10 - Contracts and Agreements	12 Months Ended
Jul. 31, 2012
Contracts And Agreements Disclosure [Text Block]
Note 10 - Contracts and Agreements

Mineral Property Option Agreement

On April 30, 2009, the Company entered into a property option agreement (the "Option Agreement") with Yale Resources Ltd., a Canadian public company (“Yale”). Yale holds a 100 percent interest in ten (10) mining concessions covering approximately 28,830 hectares in southwest Chihuahua State, Mexico. Yale also holds options to acquire an additional six (6) mining concessions covering approximately 276 hectares in the same area (the total of the mining concessions known as the “Property”).

Pursuant to the terms of the Option Agreement, American Sierra was granted two (2) exclusive and separate rights and options (the “First Option” and the “Second Option”) to acquire undivided legal and beneficial interests of up to 100 percent in the Property free and clear of all liens, charges, and claims of others.

In order to exercise the First Option, which gives the Company an undivided 90 percent interest in the Property, the Company is required to (a) make the following payments to Yale: an initial payment of $300,000 (already paid by the Company); $250,000 on or before April 30, 2011; $250,000 on or before April 30, 2012; $250,000 on or before April 30, 2013; (b) fund the following expenditures: $50,000 prior to April 30, 2010; an additional $500,000 prior to April 30, 2011; an additional $800,000 prior to April 30, 2012; an additional $1,000,000 prior to April 30, 2013; and (c) make the following additional payments: $50,000 upon successful completion of a National Instrument 43-101 compliant technical report; $50,000 upon the commencement of a drilling program on the Property on or prior to August 1, 2009, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $50,000 upon successful completion of the first year’s drilling work program (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2011, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2012, (payable in stock at the election of the optionor set at the price of the first financing of the Company); and $70,000 on or before April 30, 2013, (payable in stock at the election of the optionor set at the price of the first financing of the Company).

Provided the Company exercises the First Option to acquire the 90 percent undivided interest in the Property, the Company may then exercise the Second Option by (a) issuing to Yale an additional 500,000 shares of common stock (post forward stock split); (b) completing sufficient drilling in order to calculate a resource estimate on or before the seventh anniversary of the effective date of the Option Agreement; and (c) paying to Yale $0.75 for every equivalent ounce of silver identified from the resource estimate prepared for the Property.

During the year-ended July 31, 2010, the company abandoned the mineral property and any costs related to the acquisition of the property have been written off.

Share Issuance Agreement

On October 12, 2009, the Company entered into a Share Issuance Agreement (the “Share Agreement”) with Tobermory Holding Ltd., a corporation organized under the laws of Nevis (“Tobermory”), whereby the Company has provided a subscription arrangement to Tobermory to advance funds and purchase up to $6,000,000 of units of the Company’s securities, with an option to purchase up to an additional $6,000,000 of units, until December 31, 2011. The completion date of December 31, 2011, may be extended for an additional 12 months at the discretion of either the Company or Tobermory.

Under the Share Agreement, each unit consists of one share of common stock of the Company, and a warrant (the “Purchase Warrant”) to purchase an additional share of common stock of the Company. The price of each unit is equal to 75 percent of the weighted average closing price of common stock of the Company, as quoted by NASDAQ, or other source agreed to by the parties, for the preceding ten days prior to each subscription advance to purchase units. The purchase price under each Purchase Warrant to acquire one additional share of common stock shall be 175 percent of the unit price at which the unit containing the Purchase Warrant being exercised was issued.

The Company shall use the proceeds under the Share Agreement for operating expenses, acquisitions, working capital, and general corporate activities.

Joint Venture Agreement

On October 19, 2009, the Company entered into a Joint Venture Agreement (the “JV Agreement”) with Trinity Alps Resources, Inc. (“Trinity Alps”), whereby the Company will contribute up to a total of $2,000,000 over a period of two years in order to obtain a 75 percent ownership interest in the entities owning and operating certain mineral claims and property for the production of gold covering approximately 950 acres in Northern California. The Company paid to Trinity Alps the aggregate sum of $125,000, in part, as a signing fee and, in part, for the exclusivity period to negotiate a definitive agreement pursuant to the parties’ non-binding letter of intent, which funds will go toward the ultimate $2,000,000 to be contributed by the Company to obtain its 75 percent interest. Under the terms of the Venture Agreement, the Company will contribute an additional $150,000 at closing and $150,000 within three months of closing (collectively, the “First Semester Payment”), as well as $300,000 within six months of closing (the “Second Semester Payment”). Both the First Semester Payment and Second Semester Payment shall be included in the aggregate sum of $2,000,000 to be contributed by the Company no later than two years from closing, to obtain its 75 percent interest.

In furtherance of the JV Agreement, the parties intend to form two entities to hold and operate the mineral claims, respectively. The Company shall receive an immediate 7 percent ownership stake in each of such entities in exchange for its initial contributions, and thereafter, will incrementally increase its ownership interest by 1 percent for each additional $40,000 contributed. Once such increases reach 40 percent, the Company shall be capped at a 40 percent ownership interest level in each entity until the full $2,000,000 is contributed and earmarked for expenditure with respect to the properties, at which point, the Company’s ownership interest shall automatically increase to 75 percent in each entity.

Further, and as an additional inducement for Trinity Alps to enter into the Transaction, the Company shall, at closing, issue to Trinity Alps 2,000,000 shares of the Company’s common stock and warrants to purchase an additional 2,000,000 shares of common stock Such shares and warrants will be held in trust, and issued in increments of 500,000 shares and warrants, respectively, at certain intervals following the closing.

Additionally, in accordance with the terms of the JV Agreement, the Company will grant Trinity Alps the right to designate such number of individuals to the Company’s Board of Directors as to constitute one-third of the full membership of the Board during the term of the Venture Agreement. After the completion of the term of the Venture Agreement, the number of individuals designated by Trinity Alps as members of the Board of Directors of the Company may be reduced from one-third to one-fifth of the full membership of the Board.

On December 8, 2009, the Company closed the JV Agreement with Trinity Alps. At closing, the Company (1) contributed $150,000 to an escrow account for the benefit of Trinity Alps, and (2) issued 2,000,000 shares of the Company’s common stock and warrants to purchase an additional 2,000,000 shares of the common stock to Trinity Alps.

This transaction has been accounted for using the equity method of accounting as the Company is been deemed to have significant influence over the operations of the Joint Venture. All equity contributions will be offset by losses suffered by the Joint Venture.

During the year-end, the company ended the Joint Venture agreement and has written off any costs associated with the property and Joint Venture.

Note 11 - Business Combination	12 Months Ended
Jul. 31, 2012
Business Combination Disclosure [Text Block]
Note 11 – Business Combination

Effective September 30, 2012, the Company issued 64,061,040 shares of common stock at $0.111 per share to acquire all of the outstanding stock of Medinah Gold, Inc. The purchase is being accounted for as an acquisition as required by SFAS No. 141. Due to ASC No. 805. Medinah Gold, Inc. is considered the predecessor company. Goodwill has been recorded and listed as another asset.

Following is the calculation of net asset value at September 30, 2012:

Calculation of Net Asset Value
Value of shares issued for purchase	$7,110,775
Plus:
Accounts payable and accrued expenses	9,000
Related party loans	19,985

Less:
Cash	66,641
Prepaid expenses	4,500
Investments	80,000
Mining claims	2,388,565

Net Asset Value	$4,600,054

Following is the proforma balance sheet and income statement as of the acquisition date, September 30, 2012:

	ASGC	MGI	Merged
ASSETS
Current Assets
Cash	$6,723	$59,918	$66,641
Prepaid Expenses		4,500	4,500
Investments		80,000	80,000
Total Current Assets	6,723	144,418	151,141

Other Assets
Mining claims	$-	2,388,565	2,388,565
Goodwill	$-	-	4,600,054
Total Other Assets	-	2,388,565	6,988,619
Total Assets	6,723	2,532,983	7,139,760

LIABILITIES
Current Liabilities
Accounts payable and accrued expenses	$9,000		$9,000
Related party loans	$3,771	16,214	19,985
Note payable	70,000
Total current liabilities	82,771	16,214	28,985
Total Liabilities	82,771	16,214	28,985

STOCKHOLDERS’ EQUITY
Common stock, $.001 par value 133,333,334 authorized, 70,452,770 shares issued and outstanding	6,084	64,061	70,453
Capital in excess of par value	5,194,858	4,262,480	8,866,846
Subscription receivable		(370,000)	(370,000)
Accumulated during the development stage	(5,276,990)	(1,439,772)	(1,456,524)
Total stockholders' equity	(76,048)	2,516,769	7,110,775
Total liabilities and stockholders' deficit	$6,723	$2,532,983	$7,139,760

	ASGC*	MGI	Merged
Statement of Income/(Loss)
Revenue	$-	19,983	19,983

Exploration and Development		14,492	14,492

Net Revenue		5,491	5,491

General and administrative expenses:
Legal and professional	11,286	14,300	25,586
Shareholder relations	4,387	15,825	20,212
Wages		12,937	12,937
Office supplies		2,232	2,232
Travel		15,112	15,112
Other	1,129	1,800	2,929

Total General and Administrative Expenses	16,802	62,206	79,008
Net profit/(loss)	$(16,802)	(56,715)	(73,517)

* ASGC includes 2 months ended September 30, 2012.

Note 12 - Recent Accounting Pronouncements	12 Months Ended
Jul. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note 12 - Recent Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited. The adoption of this standard update did not impact the Company’s consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

Accounting Policies, by Policy (Policies)	12 Months Ended
Jul. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2011 amounts have been made to conform to current presentations.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from five to thirty-nine years.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments and derivative financial instruments

We have adopted Accounting Standards Codification regarding Disclosure About Derivative Financial Instruments and Fair Value of Financial Instruments. The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Income Tax, Policy [Policy Text Block]
Federal income taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not. Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Internal Website Development Costs

Under FASB ASC350-50, Website Development Costs , costs and expenses incurred during the planning and operating stages of the Company's website are expensed as incurred. Under ASC 350-50, costs incurred in the website application and infrastructure development stages are capitalized by the Company and amortized to expense over the website's estimated useful life or period of benefit. As of July 31, 2010, and 2009, the Company capitalized $10,573 related to its internal-use website development related to a new website as work in process. During 2009, the old website development costs and related accumulated amortization were written-off to expense resulting in a loss on disposal in the amount of $2,267.

Mineral Properties [Policy Text Block]
Mineral Properties

The Company is engaged in the business of acquiring and exploring properties that may contain precious metals, with an emphasis on gold and silver. If precious metals are found, the Company’s intention is to develop, mine and produce the precious metals. Mineral claim and other property acquisition costs are capitalized as incurred. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations.

Mineral exploration costs are expensed as incurred, and when it becomes apparent that a mineral property can be economically developed as a result of establishing proven or probable reserve, the exploration costs, along with mine development cost, are capitalized. The costs of acquiring mineral claims, capitalized exploration costs, and mine development costs are recognized for depletion and amortization purposes under the units-of-production method over the estimated life of the probable and proven reserves. If mineral properties, exploration, or mine development activities are subsequently abandoned or impaired, any capitalized costs are charged to operations in the current period.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets and the related estimated remaining lives at each balance sheet date. The Company records an impairment or change in useful life whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed.

At the beginning of November 2010, the Company abandoned the Urique Project in Mexico and the Discovery Day Gold Project in California. Subsequent to the fiscal year ended July 31, 2010, the Company also abandoned its mineral property interests and Joint Venture project with Trinity Alps Resources, Inc.

Deferred Charges, Policy [Policy Text Block]
Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Deferred Policy Acquisition Costs [Text Block]
Deferred Acquisition Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Stock Compensation Registration Expense [Policy Text Block]
Common Stock Registration Expenses

The Company considers incremental costs and expenses related to the registration of equity securities with the SEC, whether by contractual arrangement as of a certain date or by demand, to be unrelated to original issuance transactions. As such, subsequent registration costs and expenses are reflected in the accompanying financial statements as general and administrative expenses, and are expensed as incurred.

Note 6 - Common Stock (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
As of July 31, 2012, the Company had warrants outstanding as follows:

Grant Date	Number	Exercise Price	Expiration Date
January 15, 2010	500,000	$1.25	January 15, 2015
May 25, 2010	800,000	$0.44	May 26, 2015
Total	1,300,000

Note 7 - Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes for the years ended July 31, 2012, and 2011, were as follows:

	Year Ended July 31,
	2012	2011
Current Tax Provision:
Federal -
Taxable income	$-	$-
Total current tax provision	$-	$-

Deferred Tax Provision:
Federal -
Loss carryforwards	$26,785	$68,928
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company had deferred income tax assets as of July 31, 2012, and 2011, as follows:

	July 31,
	2012	2011
Loss carryforwards	$914,260	887,475
Less Valuation allowance	(914,260)	(887,475)
Total net deferred tax assets	$-	$-

Note 11 - Business Combination (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Following is the calculation of net asset value at September 30, 2012:

Calculation of Net Asset Value
Value of shares issued for purchase	$7,110,775
Plus:
Accounts payable and accrued expenses	9,000
Related party loans	19,985

Less:
Cash	66,641
Prepaid expenses	4,500
Investments	80,000
Mining claims	2,388,565

Net Asset Value	$4,600,054

Pro Forma Balance Sheet [Member]
Business Acquisition, Pro Forma Information [Table Text Block]
Following is the proforma balance sheet as of the acquisition date, September 30, 2012:

	ASGC	MGI	Merged
ASSETS
Current Assets
Cash	$6,723	$59,918	$66,641
Prepaid Expenses		4,500	4,500
Investments		80,000	80,000
Total Current Assets	6,723	144,418	151,141

Other Assets
Mining claims	$-	2,388,565	2,388,565
Goodwill	$-	-	4,600,054
Total Other Assets	-	2,388,565	6,988,619
Total Assets	6,723	2,532,983	7,139,760

LIABILITIES
Current Liabilities
Accounts payable and accrued expenses	$9,000		$9,000
Related party loans	$3,771	16,214	19,985
Note payable	70,000
Total current liabilities	82,771	16,214	28,985
Total Liabilities	82,771	16,214	28,985

STOCKHOLDERS’ EQUITY
Common stock, $.001 par value 133,333,334 authorized, 70,452,770 shares issued and outstanding	6,084	64,061	70,453
Capital in excess of par value	5,194,858	4,262,480	8,866,846
Subscription receivable		(370,000)	(370,000)
Accumulated during the development stage	(5,276,990)	(1,439,772)	(1,456,524)
Total stockholders' equity	(76,048)	2,516,769	7,110,775
Total liabilities and stockholders' deficit	$6,723	$2,532,983	$7,139,760

Pro Forma Income Statement [Member]
Business Acquisition, Pro Forma Information [Table Text Block]
Following is the proforma income statement as of the acquisition date, September 30, 2012:

	ASGC*	MGI	Merged
Statement of Income/(Loss)
Revenue	$-	19,983	19,983

Exploration and Development		14,492	14,492

Net Revenue		5,491	5,491

General and administrative expenses:
Legal and professional	11,286	14,300	25,586
Shareholder relations	4,387	15,825	20,212
Wages		12,937	12,937
Office supplies		2,232	2,232
Travel		15,112	15,112
Other	1,129	1,800	2,929

Total General and Administrative Expenses	16,802	62,206	79,008
Net profit/(loss)	$(16,802)	(56,715)	(73,517)

* ASGC includes 2 months ended September 30, 2012.

Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended				12 Months Ended
	Jul. 31, 2009	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011 Adams Ridge Claims [Member] ha	Jul. 31, 2012 Minimum [Member]	Jul. 31, 2012 Maximum [Member]
Mineral Claims Acquired, Percentage					100.00%
Number of Mineral Claims Acquired					6
Area of Land (in Hectares)					2,479
Property, Plant and Equipment, Useful Life						5 years	39 years
Intangible Assets, Net (Excluding Goodwill) (in Dollars)		$ 0	$ 10,573	$ 10,573
Gain (Loss) on Disposition of Intangible Assets (in Dollars)	$ (2,267)

Note 3 - Related Party Loans (Detail) (USD $)	12 Months Ended		12 Months Ended
	Jul. 31, 2011 Loan from Director, Officer, and Stockholder [Member]	Jul. 31, 2009 Loan from Director, Officer, and Stockholder [Member]	Jul. 31, 2011 Loan from Former Officer [Member]	Jul. 31, 2011 Loans from Former Officer [Member]	Jul. 31, 2010 Loans from Former Officer [Member]	Jul. 31, 2012 Loan from Officer [Member]
Debt Instrument, Face Amount	$ 27,301		$ 62,500		$ 106,000	$ 3,771
Notes Payable, Related Parties, Current		$ 27,301		$ 48,499
Debt Instrument, Description	In May 2011, this note was forgiven.		In May 2011, this note was forgiven.	In May 2011, this note was forgiven.

Note 4 - Loans Payable (Detail) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010 October 2, 2009 Payment [Member] April 3, 2009 Loan [Member]	Jul. 31, 2010 November 9, 2009 Payment [Member] April 3, 2009 Loan [Member]	Jul. 31, 2009 February 11, 2009 Loan [Member]	Jul. 31, 2009 April 3, 2009 Loan [Member]	Jul. 31, 2011 September 30, 2010 Loan [Member]	Jul. 31, 2011 October 12, 2010 Loan [Member]	Jul. 31, 2012 March 12, 2012 Loan [Member]	Jul. 31, 2012 May and June 2012 [Member]
Debt Instrument, Face Amount					$ 75,000	$ 125,000	$ 110,000	$ 110,000	$ 10,000	$ 25,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Description					In May 2011, this note was forgiven.	In May 2011, this note was forgiven.	In May 2011, this note was forgiven.	In May 2011, this note was forgiven.
Repayments of Debt			25,000	15,000		40,000
Notes Payable, Current	$ 35,000	$ 0

Note 5 - Convertible Debenture (Detail) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
May 18, 2011 Asher Convertible Note [Member]
Debt Instrument, Face Amount		$ 45,000
Debt Conversion, Converted Instrument, Amount	35,750
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	23,051,783
Convertible Notes Payable	500
December 12, 2011 Asher Convertible Note [Member]
Debt Instrument, Face Amount	8,750
Convertible Notes Payable	$ 8,750

Note 6 - Common Stock (Detail) (USD $)	2 Months Ended	12 Months Ended									12 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2007	Jul. 31, 2011	May 30, 2012 Pre Split [Member]	May 19, 2009 Pre Split [Member]	May 30, 2012 Post Split [Member]	May 19, 2009 Post Split [Member]	Jul. 31, 2009 September 1, 2009 [Member] July 2009 Private Placement Offering [Member]	Jul. 31, 2009 November 16, 2009 [Member] July 2009 Private Placement Offering [Member]	Jul. 31, 2007 Stock Issued to Directors and Officers [Member]	Jul. 31, 2007 February 2007 Private Placement Offering [Member]	Jul. 31, 2009 July 2009 Private Placement Offering [Member]	Jul. 31, 2010 September 2009 Private Placement Offering [Member]	Jul. 31, 2010 November 2009 Private Placement Offering [Member]	Jul. 31, 2010 December 2009 Private Placement Offering [Member]	Jul. 31, 2010 October 2009 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 December 2009 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 March 2010 Trinity Alps Joint Venture [Member]	Jul. 31, 2010 May 2010 Private Placement Offering [Member]
Stock Issued During Period, Shares, Issued for Cash		23,051,783											52,000,000
Equity Issuance, Per Share Amount (in Dollars per share)	$ 0.111												$ 0.00025	$ 0.00125	$ 0.75	$ 0.4	$ 0.86	$ 0.61				$ 0.25
Stock Issued During Period, Value, Issued for Cash (in Dollars)		$ 48,500			$ 13,000								$ 13,000
Stock Issued During Period, Value, New Issues (in Dollars)					38,000									38,000	137,500	100,000	300,000	500,000				200,000
Stock Issued During Period, Shares, New Issues														30,400,000	183,334	250,000	348,837	819,672				800,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Proceeds from Issuance of Private Placement (in Dollars)														38,000	137,469	100,000	300,000	500,000
Number of Foreign, Non-Affiliated Investors														38
Stockholders' Equity Note, Stock Split				40:1
Common Stock, Shares Authorized		133,333,334				133,333,334	2,000,000,000	50,000,000	133,333,334	2,000,000,000
Common Stock, Shares, Issued		6,391,730				68,201,843		2,060,000		82,400,000
Common Stock, Shares, Outstanding		6,391,730				68,201,843	91,253,626	2,060,000	6,083,576	82,400,000
Number of Non-U.S. Individual Investors															2
Stock Issued During Period, Shares, Subscribed Shares											100,000	83,334
Stock Repurchased and Retired During Period, Shares			19,000,000
Unit Description																	one share of common stock, par value $0.001 per share, and one warrant that gives the holder thereof the option to purchase one share of common stock at a price of $1.51 over a period of two years	one share of common stock, par value $0.001 per share, and one warrant that gives the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $1.07 with a term of two years				one share of common stock, par value $0.001 per share, and one warrant that gave the holder the option to purchase one share of common stock, par value $0.001 per share, at a price of $0.44 over a period of five years
Investment Warrants, Exercise Price (in Dollars per share)																	$ 1.51	$ 1.07	$ 1.25			$ 0.44
Stock Issued During Period, Shares, Other																			2,000,000	300,000	100,000
Warrant Issued, Stock Purchasable (in Shares)																			2,000,000
Warrant Exercise Period																			5 years
Warrant Issued, Value (in Dollars)																			1,660,000
Stock Issued During Period, Value, Other (in Dollars)																			$ 3,514,942	$ 249,000	$ 50,000
Stockholders' Equity, Reverse Stock Split		one (1) new for fifteen (15) old

Note 6 - Common Stock (Detail) - Schedule of Warrants Outstanding (USD $)	12 Months Ended
Jul. 31, 2012
Number of Warrants Outstanding	1,300,000
January 15, 2010 Warrants [Member]
Number of Warrants Outstanding	500,000
Warrant Exercise Price (in Dollars per share)	$ 1.25
Warrant Expiration Date	Jan 15, 2015
May 25, 2010 Warrants [Member]
Number of Warrants Outstanding	800,000
Warrant Exercise Price (in Dollars per share)	$ 0.44
Warrant Expiration Date	May 26, 2015

Note 7 - Income Taxes (Detail) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Operating Loss Carryforwards	$ 5,260,188	$ 5,181,408

Note 7 - Income Taxes (Detail) - Schedule of Income Taxes (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Current Tax Provision:
Taxable income	$ 0	$ 0
Total current tax provision	0	0	0
Deferred Tax Provision:
Loss carryforwards	26,785	68,928	26,785
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$ 0	$ 0

Note 7 - Income Taxes (Detail) - Schedule of Deferred Tax Assets (USD $)	Jul. 31, 2012	Jul. 31, 2011
Loss carryforwards	$ 914,260	$ 887,475
Less Valuation allowance	(914,260)	(887,475)
Total net deferred tax assets	$ 0	$ 0

Note 8 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Jul. 31, 2007	Jul. 31, 2010 Consulting Agreement [Member] Monthly Consulting Starting September 29, 2009 [Member]	Jul. 31, 2010 Consulting Agreement [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member] Director Services From August 1, 2009 to November 30, 2009 [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member] Monthly Consulting Starting December 1, 2009 [Member]	Jul. 31, 2010 Consulting Agreement #2 [Member]
Private Transaction Between Related Parties, Shares Sold (in Shares)	24,000,000
Related Party Transaction, Amounts of Transaction		$ 5,000		$ 40,000	$ 5,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			1,000,000
Warrant Issued, Stock Purchasable (in Shares)			1,000,000
Warrant Exercise Period			3 years
Due to Related Parties			$ 17,500			$ 45,000

Note 9 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2011 Monthly Lease Rate [Member]	Jul. 31, 2009 Monthly Lease Rate [Member]	Jul. 31, 2010 Quarterly Lease Rate [Member]
Operating Leases, Rent Expense, Minimum Rentals				$ 500	$ 214	$ 319
Operating Leases, Rent Expense	$ 1,317	$ 2,200	$ 2,449

Note 10 - Contracts and Agreements (Detail) (USD $)	2 Months Ended	12 Months Ended		66 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2009 Yale Resources Ltd. Property [Member] Mineral Property Option Agreement [Member] sqm	Jul. 31, 2009 Yale Resources Ltd. Property Option [Member] Mineral Property Option Agreement [Member] sqm	Jul. 31, 2009 First Option [Member] Mineral Property Option Agreement [Member]	Jul. 31, 2009 Second Option [Member] Mineral Property Option Agreement [Member]	Jul. 31, 2009 Mineral Property Option Agreement [Member]	Jul. 31, 2010 Share Issuance Agreement [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Payment Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Ownership Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Share and Warrant Inducement Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Board Member Terms [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Signing Fee [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] Contribution to Escrow [Member]	Jul. 31, 2010 Trinity Alps Joint Venture [Member] acre
Third Party, Number of Mining Concessions Held					10	6
Third Party, Area of Mining Concessions (in Square Meters)					28,830	276
Option Agreement, Number of Options Granted									2
Option Agreement, Terms							(a) make the following payments to Yale: an initial payment of $300,000 (already paid by the Company); $250,000 on or before April 30, 2011; $250,000 on or before April 30, 2012; $250,000 on or before April 30, 2013; (b) fund the following expenditures: $50,000 prior to April 30, 2010; an additional $500,000 prior to April 30, 2011; an additional $800,000 prior to April 30, 2012; an additional $1,000,000 prior to April 30, 2013; and (c) make the following additional payments: $50,000 upon successful completion of a National Instrument 43-101 compliant technical report; $50,000 upon the commencement of a drilling program on the Property on or prior to August 1, 2009, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $50,000 upon successful completion of the first year's drilling work program (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2011, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2012, (payable in stock at the election of the optionor set at the price of the first financing of the Company); and $70,000 on or before April 30, 2013, (payable in stock at the election of the optionor set at the price of the first financing of the Company).	(a) issuing to Yale an additional 500,000 shares of common stock (post forward stock split); (b) completing sufficient drilling in order to calculate a resource estimate on or before the seventh anniversary of the effective date of the Option Agreement; and (c) paying to Yale $0.75 for every equivalent ounce of silver identified from the resource estimate prepared for the Property.
Payments to Acquire Mineral Rights (in Dollars)		$ 0	$ 0	$ 1,058,598			$ 300,000
Unit Description										one share of common stock of the Company, and a warrant
Unit Purchase Price										equal to 75 percent of the weighted average closing price of common stock of the Company, as quoted by NASDAQ, or other source agreed to by the parties, for the preceding ten days prior to each subscription advance to purchase units
Purchase Price Under Purchase Warrant										175 percent of the unit price at which the unit containing the Purchase Warrant being exercised was issued
Joint Venture Agreement, Description																	up to a total of $2,000,000 over a period of two years in order to obtain a 75 percent ownership interest
Area of Land (in Acres)																	950
Payments to Acquire Interest in Joint Venture (in Dollars)															$ 125,000	$ 150,000
Joint Venture Agreement, Terms											the Company will contribute an additional $150,000 at closing and $150,000 within three months of closing (collectively, the "First Semester Payment"), as well as $300,000 within six months of closing (the "Second Semester Payment"). Both the First Semester Payment and Second Semester Payment shall be included in the aggregate sum of $2,000,000 to be contributed by the Company no later than two years from closing, to obtain its 75 percent interest.	The Company shall receive an immediate 7 percent ownership stake in each of such entities in exchange for its initial contributions, and thereafter, will incrementally increase its ownership interest by 1 percent for each additional $40,000 contributed. Once such increases reach 40 percent, the Company shall be capped at a 40 percent ownership interest level in each entity until the full $2,000,000 is contributed and earmarked for expenditure with respect to the properties, at which point, the Company's ownership interest shall automatically increase to 75 percent in each entity.	at closing, issue to Trinity Alps 2,000,000 shares of the Company's common stock and warrants to purchase an additional 2,000,000 shares of common stock Such shares and warrants will be held in trust, and issued in increments of 500,000 shares and warrants, respectively, at certain intervals following the closing	the Company will grant Trinity Alps the right to designate such number of individuals to the Company's Board of Directors as to constitute one-third of the full membership of the Board during the term of the Venture Agreement. After the completion of the term of the Venture Agreement, the number of individuals designated by Trinity Alps as members of the Board of Directors of the Company may be reduced from one-third to one-fifth of the full membership of the Board.
Entities Formed to Hold and Operate Mineral Claims																	2
Stock Issued During Period, Shares, Acquisitions (in Shares)	64,061,040																2,000,000
Warrant Issued, Stock Purchasable (in Shares)																	2,000,000

Note 11 - Business Combination (Detail) (USD $)	2 Months Ended
Sep. 30, 2012
Stock Issued During Period, Shares, Acquisitions	64,061,040
Equity Issuance, Per Share Amount (in Dollars per share)	$ 0.111

Note 11 - Business Combination (Detail) - Calculation of Net Asset Value (USD $)	Sep. 30, 2012
Calculation of Net Asset Value
Value of shares issued for purchase	$ 7,110,775
Plus:
Accounts payable and accrued expenses	9,000
Related party loans	19,985
Less:
Cash	66,641
Prepaid expenses	4,500
Investments	80,000
Mining claims	2,388,565
Net Asset Value	$ 4,600,054

Note 11 - Business Combination (Detail) - Pro Forma Balance Sheet (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jan. 29, 2007	Sep. 30, 2012 Pro Forma [Member] American Sierra Gold Corp. [Member]	Sep. 30, 2012 Pro Forma [Member] Medina Gold Inc. [Member]	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Current Assets
Cash	$ 259	$ 10,856	$ 15,326				$ 0	$ 6,723	$ 59,918	$ 66,641
Prepaid Expenses	0	2,500							4,500	4,500
Investments									80,000	80,000
Total Current Assets	259	13,356						6,723	144,418	151,141
Other Assets
Mining claims	0	0							2,388,565	2,388,565
Goodwill										4,600,054
Total Other Assets	0	10,573							2,388,565	6,988,619
Total Assets	259	23,929						6,723	2,532,983	7,139,760
Current Liabilities
Accounts payable and accrued expenses	11,484	7,895						9,000		9,000
Related party loans	3,771	0						3,771	16,214	19,985
Note payable	35,000	0						70,000
Total current liabilities	59,505	7,895						82,771	16,214	28,985
Total Liabilities	59,505	52,895						82,771	16,214	28,985
STOCKHOLDERS’ EQUITY
Common stock, $.001 par value 133,333,334 authorized, 70,452,770 shares issued and outstanding	6,392	68,201						6,084	64,061	70,453
Capital in excess of par value								5,194,858	4,262,480	8,866,846
Subscription receivable									(370,000)	(370,000)
Accumulated during the development stage	(5,260,188)	(5,181,408)						(5,276,990)	(1,439,772)	(1,456,524)
Total stockholders' equity	(59,246)	(28,966)	(304,538)	77,339	(17,150)	34,824		(76,048)	2,516,769	7,110,775
Total liabilities and stockholders' deficit	$ 259	$ 23,929						$ 6,723	$ 2,532,983	$ 7,139,760

Note 11 - Business Combination (Detail) - Pro Forma Balance Sheet (Parentheticals) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2007	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	133,333,334	133,333,334		133,333,334
Common stock, shares issued	6,391,730	68,201,843		70,452,770
Common stock, shares outstanding	6,391,730	68,201,843		70,452,770

Note 11 - Business Combination (Detail) - Pro Forma Income Statement (USD $)	12 Months Ended						66 Months Ended	2 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2012	Sep. 30, 2012 Pro Forma [Member] American Sierra Gold Corp. [Member]		Sep. 30, 2012 Pro Forma [Member] Medina Gold Inc. [Member]	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Statement of Income/(Loss)
Revenue								$ 0	[1]	$ 19,983	$ 19,983
Exploration and Development	0	0					4,880	0	[1]	14,492	14,492
Net Revenue	0	0					0	0	[1]	5,491	5,491
General and administrative expenses:
Legal and professional	22,904	18,949					92,117	11,286	[1]	14,300	25,586
Shareholder relations	272	357					2,106	4,387	[1]	15,825	20,212
Wages								0	[1]	12,937	12,937
Office supplies								0	[1]	2,232	2,232
Travel								0	[1]	15,112	15,112
Other	9,256	11,660					51,423	1,129	[1]	1,800	2,929
Total General and Administrative Expenses								16,802	[1]	62,206	79,008
Net profit/(loss)	$ (78,780)	$ 275,572	$ (5,345,850)	$ (42,980)	$ (51,974)	$ (16,176)	$ (5,260,188)	$ (16,802)	[1]	$ (56,715)	$ (73,517)

[1]	ASGC includes 2 months ended September 30, 2012.